Trade and other receivables	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Trade and other receivables

12. Trade and other receivables

	2024		2023
	US$		US$
Trade receivables
- Non-related parties	683,939		461,497
	683,939		461,497
Non-trade receivables
- Advance payment to suppliers	119,745		329,597
- Deposits	108,550		46,035
- Goods and services tax recoverable		-	184
- Prepayments	128,308		195,209
	356,603		571,025

	1,040,542		1,032,522

ESGL Holdings Limited

Notes to the Consolidated Financial Statements for Financial Years ended December 31, 2024 and 2023

12. Trade and other receivables (continued)

Receivables that are past due but not impaired

The Group had trade receivables amounting to US$117,152 (2023: US$59,757) that were past due at the reporting date but were not impaired. These receivables were unsecured and the analysis of their aging based on their trade date at the reporting date is as follows:

	2024	2023
	US$	US$
Less than 30 days	96,741	44,543
30 to 90 days	20,412	15,214
	117,152	59,757

The trade receivables and contract assets are subject to the expected credit loss model under the financial reporting standard on financial instruments. At all reporting dates the historical observed default rates are updated and changes in the forward-looking estimates are analyzed. Details of impairment of trade and other receivables are set out in Note 23(b)(ii).

As of December 31, 2024, the Group has made allowance for expected credit loss amounting to US$47,691 (2023: US$46,768).